Equity (Details) - shares	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Equity [Abstract]
Number of shares, Authorized	300,000,000	300,000,000	300,000,000
Number of shares, Issued and outstanding	165,966,494	140,252,374	140,252,374